Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest rate risks [Abstract]
Income or loss for the year	$ 309,492	$ 114,795	$ 15,458
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	1.00%	1.00%
Percentage decrease in interest rates	(1.00%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 45,300	$ 126,900
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	1,013,600	350,100
1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	(359)	(139)
- 1% Variance [Member]
Interest rate risks [Abstract]
Income or loss for the year	$ 359	$ 139